EXPLORATION, EVALUATION AND PRE-DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Exploration [Abstract]
Exploration, Evaluation and Pre-development Expenditures Disclosure	The following table summarizes the Company's exploration, evaluation and pre-development expenditures by property:

	Year ended December 31,
	2022	2021
McCoy-Cove, Nevada	$4,196	$1,137
Granite Creek, Nevada	13,578	8,423
Ruby Hill, Nevada	19,552	825
Buffalo Mountain, Nevada	1,483	—
Other	—	92
Total exploration, evaluation and pre-development	$38,809	$10,477

(ii) The following table summarizes the Company's exploration, evaluation and pre-development expenditures by activity:

	Year ended December 31,
	2022	2021
Drilling	$26,117	$5,812
Assays	3,998	282
Salaries and benefits	2,106	890
Field support	2,861	1,670
Operating supplies	1,313	210
Studies and permits	768	320
Consulting and professional fees	760	735
Claim Filing and Maintenance Fees	411	360
Depreciation & amortization	475	198
Total exploration, evaluation and pre-development	$38,809	$10,477